PREFERRED SHARES AND WARRANTS TO PREFERED SHARES (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						3 Months Ended	12 Months Ended			24 Months Ended
	Oct. 31, 2017 $ / shares	Mar. 27, 2017 shares	Jun. 30, 2016 USD ($)	Jan. 29, 2015 USD ($) shares	Dec. 29, 2014 USD ($) shares	Jan. 29, 2014 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 USD ($) shares
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares								143,000	1,944,670	214,630
Interest rate on preferred shares									5.00%
2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Exercise price of warrants | $ / shares	$ 6.99
Additional issuance costs | $			$ 363
Mr. Luke Beshar [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares		906,100					6,970
Dr. Graceau [Member]
Disclosure of classes of share capital [line items]
Options granted to purchase ordinary shares		209,040					1,608
Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased						4,172
Number of preferred shares purchased, value | $						$ 2,000
Number of preferred shares purchased, price per share | $ / shares						$ 479.38
Warrants issued to purchase shares						1,043
Additional Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased					2,086	4,172					939
Number of preferred shares purchased, value | $					$ 1,000	$ 2,000					$ 450
Warrants issued to purchase shares					522	1,043					234
Second amendment to Centillion preferred share purchase agreement [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased, value | $				$ 2,000
Warrants issued to purchase shares				1,043
Percentage of discount applicable to price per share				25.00%
Preferred Shares Series B- 1 [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares								467,220
Number of warrants converted into additional warrants to purchase ordinary shares								3,594
Exercise price of warrants | $ / shares								$ 681.585
Preferred Shares Series B- 1 [Member] | 2016 Convertible Loan [Member]
Disclosure of classes of share capital [line items]
Shares issued in conversion of debt							13,229
Shares issued in conversion of debt, value | $							$ 9,000
Shares issued in conversion of debt, price per share | $ / shares							$ 681.585
Preferred Shares Series B- 1 [Member] | 2016 Convertible Loan [Member] | Related parties [member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased							1,834
Warrants issued to purchase shares							733
Fair value of preferred shares | $							$ 1,621
Fair value of warrants | $							$ 264
Series A preferred shares [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares								332,020
Number of warrants converted into additional warrants to purchase ordinary shares								2,554
Number of preferred shares converted to ordinary shares following closing of IPO								10,222
Conversion into ordinary shares								1,328,860
Series A preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Conversion into ordinary shares								387,530
Series B preferred shares [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased							7,089
Number of preferred shares purchased, value | $							$ 6,442
Warrants issued to purchase shares								14,283
Exercise price of warrants | $ / shares							$ 908.78
Conversion into ordinary shares								1,856,790
Series B preferred shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased, value | $							$ 12,980
Number of preferred shares purchased, price per share | $ / shares							$ 908.78
Total consideration net of issuance costs | $							$ 12,087
Series B preferred shares [Member] | Broker dealer [Member]
Disclosure of classes of share capital [line items]
Number of preferred shares purchased, price per share | $ / shares							$ 908.78
Warrants issued to purchase shares							526
Additional issuance costs | $							$ 198
Warrants [Member]
Disclosure of classes of share capital [line items]
Warrants issued to purchase shares								1,400,000
Exercise price of warrants | $ / shares								$ 8.4
Conversion into ordinary shares								700,000
Warrant term								five years
Effective price per share | $ / shares								$ 8.0
Exceeds sales price per share | $ / shares								$ 24.00
Percentage of per unit price								300.00%